Statements of Changes in Stockholders' (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 6	$ 34,244		$ (34,550)	$ (300)
Balance, shares at Dec. 31, 2015	624,910
Net loss				(2,644)	(2,644)
Balance at Dec. 31, 2016	$ 6	34,244		(37,194)	(2,944)
Balance, shares at Dec. 31, 2016	624,910
Shares Issued for Cash	$ 80	412,920			413,000
Shares Issued for Cash, shares	7,966,667
Translation adjustments			3,353		3,353
Net loss				(85,970)	(85,970)
Balance at Dec. 31, 2017	$ 86	$ 447,164	$ 3,353	$ (123,164)	327,439
Balance, shares at Dec. 31, 2017	8,591,577
Net loss					(98,043)
Balance at Mar. 31, 2018					$ 341,562